11. Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfInventoriesLineItems [Line Items]
Non-current inventories	$ 74,687	$ 71,187
Current inventories	220,896	194,640
Materials and spare parts
DisclosureOfInventoriesLineItems [Line Items]
Non-current inventories	166,763	151,182
Current inventories	211,645	180,947
Provision for impairment in value
DisclosureOfInventoriesLineItems [Line Items]
Non-current inventories	(92,076)	(79,995)
Fuel oil
DisclosureOfInventoriesLineItems [Line Items]
Current inventories	7,461	11,016
Diesel oil
DisclosureOfInventoriesLineItems [Line Items]
Current inventories	$ 1,790	$ 2,677